STOCK OPTIONS AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF STOCK OPTION OUTSTANDING

Stock option transactions and the number of stock options outstanding were as follows:

	Number of Options	Historical Weighted Average Exercise Price
Balance, January 1, 2023	6,741,825	$4.10
Expired/cancelled	(182,750)	4.66
Exercised	(268,356)	2.49
Granted	1,002,170	4.11
Balance, December 31, 2023	7,292,889	3.92
Expired/cancelled	(184,996)	5.33
Exercised	(597,151)	1.28
Granted	3,051,482	2.12
Modified options (1)	(7,153,358)	3.92
Repriced options (1)	7,153,358	1.29
Balance, December 31, 2024	9,562,224	1.47
Expired/cancelled	(345,091)	2.38
Exercised	(3,944,589)	1.43
Granted	555,000	5.13
Balance, December 31, 2025	5,827,544	$1.93

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

(1)	During the year ended December 31, 2025, the Company amended 7,153,358 stock options granted to directors, officers, employees and consultants. The amended stock options were initially granted at prices ranging from CA$2.60 to CA$11.90. The amended stock options were repriced to CA$1.75.

SCHEDULE OF STOCK OPTIONS ASSUMPTIONS

The stock options granted and re-priced were valued using the Black-Scholes option pricing model using the following assumptions:

	2025	Re-priced stock options 2024	2024	2023
Weighted average exercise price	$5.13	$1.29	$2.12	$4.11
Weighted average risk-free interest rate	3.02%	3.47%	2.99% - 3.55%	2.88% - 3.48%
Weighted average dividend yield	0%	0%	0%	0%
Weighted average volatility	87.12%	83.70%	85.75% - 86.97%	82.17% - 82.45%
Weighted average estimated life	10 years	6.4 years	10 years	10 years
Weighted average share price	$5.13	$1.29	$2.12	$4.11
Share price on the various grant dates	$3.83 - $6.60	$1.29	$1.79 - $5.20	$4.05 - $4.63
Weighted average fair value	$3.83	$0.96	$2.01	$3.42

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2025 are as follows:

Options Outstanding			Options Exercisable
Exercise Range	Number Outstanding	Historical Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number Exercisable	Historical Weighted Average Exercise Price
$1.27 - $3.00	4,753,721	$1.42	7.06	3,012,788	$1.38
$3.01 - $5.00	1,005,000	$3.99	8.99	175,000	$3.72
$5.01 - $6.60	68,823	$6.22	9.59	31,323	$5.76
	5,827,544	$1.93	7.42	3,219,111	$1.55

SCHEDULE OF RSU GRANTS	Details of the RSU grants are as follows:
	Grant Price ($)	Number
June 27, 2025	5.19	72,340
July 4, 2025	5.53	21,200
August 7, 2025	5.42	3,005,009
November 3, 2025	6.60	84,489
		3,183,038